Note 12 - Federal Home Loan Bank (FHLB) Advances and Other Borrowings	12 Months Ended
Dec. 31, 2015
Federal Home Loan Bank Advances And Federal Reserve Borrowings [Abstract]
Federal Home Loan Bank Advances And Federal Reserve Borrowings [Text Block]

NOTE 12 Federal Home Loan Bank (FHLB) Advances and Other Borrowings

The Bank had no outstanding advances from the FHLB or borrowings from the Federal Reserve Bank of Minneapolis as of December 31, 2015 or December 31, 2014. At December 31, 2015 it had collateral pledged to the FHLB consisting of FHLB stock, mortgage loans, and investments with unamortized principal balances of approximately $96.3 million. The Bank has the ability to draw additional borrowings of $95.3 million from the FHLB, based upon the mortgage loans and securities that are currently pledged, subject to a requirement to purchase FHLB stock. The Bank also had the ability to draw additional borrowings of $73.5 million from the Federal Reserve Bank of Minneapolis, based upon the loans that were pledged to them as of December 31, 2015, subject to approval from the Board of Governors of the Federal Reserve System (FRB).

On December 15, 2014, the Company entered into a Loan Agreement with an unrelated third party, providing for a term loan of up to $10.0 million that was evidenced by a promissory note (the Note) with an interest rate of 6.5% per annum. The principal balance of the loan is payable in consecutive equal annual installments of $1.0 million on each anniversary of the date of the Loan Agreement, commencing on December 15, 2015, with the balance due on December 15, 2021. Provided that no default or event of default has occurred and is continuing, the Company may, at its option, elect to defer payment of one installment of principal on the Note otherwise due prior to the maturity date, in which event such installment will become due and payable on the maturity date. The Company may voluntarily prepay the Note in whole or in part without penalty. The outstanding loan balance was $9.0 million at December 31, 2015.